Integration and Restructuring Costs - Narrative (Details) $ in Millions	12 Months Ended
	Apr. 30, 2018 USD ($) lease Position	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)
Organization Optimization Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	$ 75.0
Restructuring and related cost, incurred cost	22.7	$ 18.6	$ 1.3
Restructuring and related cost, noncash charge incurred to date	11.9
Restructuring and related cost, incurred noncash charge	$ 9.8	2.1	0.0
Reduction in positions due to restructuring | Position	275
Restructuring and related costs, number of leases exited | lease	2
Organization Optimization Program [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	$ 10.1	12.4	1.3
Restructuring and related cost obligations	0.3	3.3
Organization Optimization Program [Member] | Outside Services and Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	0.4	1.8	0.0
Organization Optimization Program [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	12.2	4.4	0.0
Big Heart [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	26.6	64.1	145.2
Restructuring and related cost, noncash charge incurred to date	30.4
Restructuring and related cost, incurred noncash charge	2.6	3.2	18.9
Big Heart [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	8.5	16.3	52.4
Restructuring and related cost obligations	0.1	5.3
Big Heart [Member] | Outside Services and Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	11.6	33.9	56.0
Big Heart [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	$ 6.5	$ 13.9	$ 36.8